Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal:
Current	$ 1,754	$ 735
Deferred	146	434
State:
Current	35	126
Deferred, net of valuation allowance	6	(116)
Total income tax expense	$ 1,941	$ 1,179